Document and Entity Information	Oct. 18, 2030	Oct. 18, 2021
Document Information [Line Items]
Document Type		8-K
Document Period End Date		Oct. 18, 2021
Entity Registrant Name		CTO Realty Growth, Inc.
Entity Central Index Key		0000023795
Entity Incorporation, State or Country Code		MD
Entity File Number		001-11350
Entity Tax Identification Number		59-0483700
Entity Address, Address Line One		1140 N. Williamson Blvd.
Entity Address, Adress Line Two		Suite 140
Entity Address, City or Town		Daytona Beach
Entity Address State Or Province		FL
Entity Address, Postal Zip Code		32114
City Area Code		386
Local Phone Number		274-2202
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Amendment Flag		false
Entity Emerging Growth Company		false
Cumulative Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	6.375% Series A Cumulative Redeemable Preferred Stock, $0.01 par value per share
Trading Symbol	CTO PrA
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CTO
Security Exchange Name	NYSE